Income Taxes (Details) $ in Millions		6 Months Ended
	Jan. 01, 2008	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)
Income Taxes [Line Items]
Income tax rate, percentage		16.50%	16.50%
Operating loss carrying forwards (in Dollars)				$ 381,278
Hong Kong Subsidiaries [Member]
Income Taxes [Line Items]
Operating loss carrying forwards (in Dollars)				1,091,045
Singapore [Member]
Income Taxes [Line Items]
Operating loss carrying forwards (in Dollars)				$ 149,381
PRC [Member]
Income Taxes [Line Items]
Enterprise income tax rate	25.00%
Reduction rate		75.00%	75.00%
Taxable (in Yuan Renminbi) | ¥		¥ 3,000,000
Singapore [Member]
Income Taxes [Line Items]
Flate rate, percentage		17.00%	17.00%
Hong Kong [Member]
Income Taxes [Line Items]
Applicable tax rate (in Dollars)			$ 2
Assessable profits percentage		8.25%	8.25%
Assessable profits (in Dollars)			$ 2
Income tax rate, percentage		16.50%	16.50%
Minimum [Member] | Skinist Shanghai [Member] | PRC [Member]
Income Taxes [Line Items]
Enterprise income tax rate		20.00%	20.00%